Financial risk management (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Credit facility	$ 10,000
Amortized cost [Member]
Statement [Line Items]
Pre-payment facility	2,000	$ 2,250
Promissory note	0	4,275
Credit facility	9,490	0
RoyCap convertible debenture	10,849	15,384
Level 1 [Member]
Statement [Line Items]
Cash and cash equivalents	20,002	2,061
Restricted cash	4,527	4,351
Level 2 [Member]
Statement [Line Items]
Trade and other receivables	7,132	9,486
Derivative instruments	709	1,230
Metals contract liability	40,868	36,837
Silver contract liability	18,193	0
Level 3 [Member]
Statement [Line Items]
Royalty payable	$ 2,762	$ 3,947